Loans - Schedule of Impairment by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 4,621	$ 9,832	$ 7,953
Recorded Investment with no Allowance	3,122	5,565	3,326
Recorded Investment with Allowance	738	2,317	3,847
Total Recorded Investment	3,860	7,882	7,173
Related Allowance	101	244	729
Average Recorded Investment	6,369	7,573	8,902
Interest Income Recognized	113	123	312
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	815	3,352	5,476
Recorded Investment with no Allowance	383	1,329	1,690
Recorded Investment with Allowance	36	399	3,354
Total Recorded Investment	419	1,728	5,044
Related Allowance	36	74	705
Average Recorded Investment	1,511	2,884	6,609
Interest Income Recognized	37	52	241
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,616	4,826	796
Recorded Investment with no Allowance	1,976	3,117	600
Recorded Investment with Allowance	433	1,566	21
Total Recorded Investment	2,409	4,683	621
Related Allowance	64	151
Average Recorded Investment	3,531	3,213	786
Interest Income Recognized	19	14	10
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,190	1,654	1,681
Recorded Investment with no Allowance	763	1,119	1,036
Recorded Investment with Allowance	269	352	472
Total Recorded Investment	1,032	1,471	1,508
Related Allowance	1	19	24
Average Recorded Investment	1,327	1,476	1,507
Interest Income Recognized	$ 57	$ 57	$ 61